RATE-REGULATED BUSINESSES	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
RATE-REGULATED BUSINESSES
RATE-REGULATED BUSINESSES
TCPL's businesses that apply RRA currently include Canadian and U.S. natural gas pipelines and regulated U.S. natural gas storage. Regulatory assets and liabilities represent future revenues that are expected to be recovered from or refunded to customers based on decisions and approvals by the applicable regulatory authorities.
Canadian Regulated Operations
The Canadian Mainline, NGTL System, Foothills and TQM pipelines are regulated by the NEB under the National Energy Board Act (Canada). The NEB regulates the construction and operation of facilities, and the terms and conditions of services, including rates, for the Company's Canadian regulated natural gas transmission systems.
TCPL's Canadian natural gas transmission services are supplied under natural gas transportation tariffs that provide for cost recovery, including return of and return on capital as approved by the NEB. Rates charged for these services are typically set through a process that involves filing an application with the regulator wherein forecasted operating costs, including a return of and on capital, determine the revenues for the upcoming year or multiple years. To the extent that actual costs and revenues are more or less than the forecasted costs and revenues, the regulators generally allow the difference to be deferred to a future period and recovered or refunded in rates at that time. Differences between actual and forecasted costs that the regulator does not allow to be deferred are included in the determination of net income in the year they occur.
Canadian Mainline
In March 2013, TCPL received a decision from the NEB on the comprehensive application it filed to change the business structure and the terms and conditions of service for the Canadian Mainline, including addressing tolls for 2012 and 2013 (the NEB Decision). The decision approved the 2011 revenue requirement as filed, approved tolls charged in 2012 as final with any variance between revenues and costs deferred for recovery in future years, and set tolls for 2013 through 2017 at competitive levels, fixing tolls for some services and providing unlimited pricing discretion for others. The decision established an ROE of 11.5 per cent on a deemed common equity of 40 per cent and included mechanisms to achieve the fixed tolls through the use of a Long Term Adjustment Account (LTAA) as well as the establishment of a Tolls Stabilization Account (TSA) to capture the surplus or the shortfall between our revenues and our cost of service for each year over the five-year term of the decision. In addition, the decision provides an opportunity to generate incentive earnings by increasing revenues and reducing costs. The NEB also identified certain circumstances that would require a new tolls application prior to the end of the five-year term. One of those circumstances is if the TSA balance becomes positive, which occurred in 2013. In December 2013, TCPL filed an application with the NEB that addresses tolls moving forward.
The Canadian Mainline's 2012 results reflect an ROE of 8.08 per cent on a deemed common equity of 40 per cent and excluded incentive earnings. In 2011, the Canadian Mainline operated under a five year settlement which expired in December 2011. This settlement included an allowed ROE of 8.08 per cent on a deemed common equity of 40 per cent and also allowed for incentive earnings.
NGTL System
On November 1, 2013, the NEB approved NGTL System’s 2013-2014 Revenue Requirement Settlement Application. This settlement is structured similar to the previous multi-year settlement with fixed annual operating, maintenance and administration (OM&A) costs and a 10.10 per cent ROE on a deemed common equity of 40 per cent. Any variance between fixed OM&A costs in the settlement and actual costs accrue to TCPL. The Settlement also establishes an increase in the composite depreciation rates to 3.05 per cent in 2013 and 3.12 per cent 2014.
In September 2010, the NEB approved the NGTL System’s 2010-2012 Revenue Requirement Settlement Application. The settlement provided for a 9.70 per cent ROE on a deemed common equity of 40 per cent and fixed certain annual OM&A costs during the term. Any variances between actual costs and those agreed to in the settlement accrued to TCPL. All other costs were treated on a flow-through basis.
Other Canadian Pipelines
The Foothills operating model for 2012 and 2013 provides for recovery of all revenue requirement components on a flow-through basis. TQM operates under a model consisting of fixed and flow-through revenue requirement components for 2012 and 2013. Any variances between actual costs and those included in the fixed component accrue to TQM.
U.S. Regulated Operations
TCPL's U.S. natural gas pipelines are "natural gas companies" operating under the provisions of the Natural Gas Act of 1938, the Natural Gas Policy Act of 1978 (NGA) and the Energy Policy Act of 2005, and are subject to the jurisdiction of the FERC. The NGA grants the FERC authority over the construction and operation of pipelines and related facilities. The FERC also has authority to regulate rates for natural gas transportation in interstate commerce. The Company's significant regulated U.S. natural gas pipelines are described below.
ANR
ANR's natural gas transportation and storage services are provided for under tariffs regulated by the FERC. These tariffs include maximum and minimum rates for services and allow ANR to discount or negotiate rates on a non-discriminatory basis. ANR Pipeline Company rates were established pursuant to a settlement approved by the FERC that was effective beginning in 1997. ANR Pipeline Company is not required to conduct a review of currently effective rates with the FERC at any time in the future but is not prohibited from filing for new rates if necessary. ANR Storage Company rates were established pursuant to a settlement approved by the FERC in August 2012. ANR Storage Company is required to file a NGA Section 4 general rate case no later than July 1, 2016. TC Offshore LLC, another ANR-related regulated entity began operating under FERC approved tariff rates on November 1, 2012. TC Offshore LLC is required to file a cost and revenue study to justify its existing approved cost-based rates after its first three years of operation.
Great Lakes
Great Lakes is regulated by the FERC and operates in accordance with a FERC-approved tariff that establishes maximum and minimum rates for its various services and permits Great Lakes to discount or negotiate rates on a non-discriminatory basis. Great Lakes operated under a July 2010 FERC approved rate settlement through October 2013. Effective November 1, 2013, Great Lakes operates under rates established pursuant to a settlement approved by the FERC in November 2013. The settlement provides for a moratorium between November 2013 and March 2015 during which Great Lakes and the settling parties are prohibited from taking certain actions under the NGA, including filing to adjust rates. Great Lakes is required to file for new rates to be effective no later than January 2018.
Other U.S. Pipelines
GTN and Bison are regulated by the FERC and operate in accordance with a FERC-approved tariff that establishes maximum and minimum rates for various services. Both pipelines are permitted to discount or negotiate these rates on a non-discriminatory basis. GTN’s rates were established pursuant to a settlement approved by the FERC in January 2012. GTN is required to file for new rates to be effective no later than January 2016. Bison's rates were established pursuant to its initial certificate to construct and operate the pipeline that initiated service in January 2011. Bison is required to file a cost and revenue study to justify its existing, approved cost-based rates after its first three years of operations. This is expected to be filed by April 2014.
Regulatory Assets and Liabilities

at December 31 (millions of Canadian dollars)	2013	2012	Remaining Recovery/ Settlement Period (years)

Regulatory Assets
Deferred income taxes[1]	1,149	1,122	n/a
Operating and debt-service regulatory assets[2]	16	171	1
Long Term Adjustment Account[3]	354	80	31
Other[4]	258	434	n/a
	1,777	1,807
Less: Current portion included in Other Current Assets (Note 5)	42	178
	1,735	1,629
Regulatory Liabilities
Foreign exchange on long-term debt[5]	84	150	1-16
Operating and debt-service regulatory liabilities[2]	5	84	1
Other[4]	147	134	n/a
	236	368
Less: Current portion included in Accounts Payable and Other (Note 13)	7	100
	229	268

1
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

2
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year. Pre-tax operating results in 2013 would have been $76 million higher (2012 – $50 million lower; 2011 - $102 million higher) had these amounts not been recorded as regulatory assets and liabilities.

3
The LTAA was established in compliance with the NEB Decision which is comprised of amounts that are deferred and recovered in future years. The TSA, also established in the NEB Decision, includes the variances between revenue and costs. A positive balance in the TSA was realized in 2013 and, as specified in the NEB Decision, the TSA, net of incentive earnings, was combined with the LTAA on December 31, 2013.

4	Pre-tax operating results in 2013 would have been $189 million higher (2012 – $13 million higher; 2011 - $106 million lower) had these amounts not been recorded as regulatory assets and liabilities.

5
Foreign exchange on long-term debt of the NGTL System and Foothills represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls. In the absence of RRA, GAAP would have required the inclusion of these unrealized gains or losses in Net Income.